Deferred Payment Receivable (Schedule of Deferred Payment Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred payment receivable [Abstract]
Deferred payment receivable	$ 189,166	$ 175,000
Per annum interest rate on four-year deferred payment obligation	8.00%